Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	AOCI	Noncontrolling Interests
Beginning balance, Shares at Dec. 31, 2013			706,620
Beginning balance at Dec. 31, 2013	$ 22,780	$ 2,603	$ 3,533	$ 6,172	$ 11,015	$ (593)	$ 50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,206				2,131		75
Net change in AOCI	(158)					(158)
Stock transactions:
Issued in connection with equity awards, Shares			15,321
Issued in connection with equity awards	309		$ 76	233
Shares repurchased in connection with equity awards, Shares			(2,287)
Shares repurchased in connection with equity awards	(85)		$ (11)	(74)
Excess tax benefits in connection with equity awards	49			49
Issued in connection with dividend reinvestment plan, Shares			391
Issued in connection with dividend reinvestment plan	15		$ 2	13
Issued in connection with 401(k) plan, Shares			653
Issued in connection with 401(k) plan	25		$ 3	22
Cash dividends declared on common stock	(681)				(681)
Cash dividends declared on preferred stock	(148)				(148)
Equity-based compensation expense	102			102
Other, net	(37)						(37)
Ending balance, Shares at Dec. 31, 2014			720,698
Ending balance at Dec. 31, 2014	24,377	2,603	$ 3,603	6,517	12,317	(751)	88
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,123				2,084		39
Net change in AOCI	(277)					(277)
Stock transactions:
Issued in business combinations, Shares			54,000
Issued in business combinations	2,188		$ 270	1,918
Issued in connection with equity awards, Shares			6,995
Issued in connection with equity awards	114		$ 35	79
Shares repurchased in connection with equity awards, Shares			(1,356)
Shares repurchased in connection with equity awards	(52)		$ (6)	(46)
Excess tax benefits in connection with equity awards	11			11
Purchase of additional ownership interest in AmRisc, LP	(222)			(219)			(3)
Cash dividends declared on common stock	(789)				(789)
Cash dividends declared on preferred stock	(148)				(148)
Equity-based compensation expense	106			106
Other, net	$ (91)			(1)			(90)
Ending balance, Shares at Dec. 31, 2015	780,337		780,337
Ending balance at Dec. 31, 2015	$ 27,340	2,603	$ 3,902	8,365	13,464	(1,028)	34
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,442				2,426		16
Net change in AOCI	(104)					(104)
Stock transactions:
Issued in business combinations, Shares			31,665
Issued in business combinations	1,063		$ 158	905
Issued in connection with equity awards, Shares			10,311
Issued in connection with equity awards	255		$ 51	204
Shares repurchased in connection with equity awards, Shares			(1,070)
Shares repurchased in connection with equity awards	(35)		$ (5)	(30)
Excess tax benefits in connection with equity awards	7			7
Issued in connection with preferred stock offering	450	450
Repurchase of common stock pursuant to Board approved plans, Shares			(11,768)
Repurchase of common stock pursuant to Board approved plans	(520)		$ (59)	(461)
Cash dividends declared on common stock	(925)				(925)
Cash dividends declared on preferred stock	(167)				(167)
Equity-based compensation expense	115			115
Other, net	$ 5			(1)	11		(5)
Ending balance, Shares at Dec. 31, 2016	809,475		809,475
Ending balance at Dec. 31, 2016	$ 29,926	$ 3,053	$ 4,047	$ 9,104	$ 14,809	$ (1,132)	$ 45